Derivative Financial Instruments - Collateral Held and Pledged (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Collateral held:
Cash (obligation to return cash collateral is recorded in short-term borrowings)	$ 536	$ 345
Securities at fair value — corporate derivatives (not recorded in financial statements)		193
Securities at fair value — on-balance sheet securitization derivatives (not recorded in financial statements)	297	230
Total collateral held	833	768
Derivative asset at fair value including accrued interest	618	689
Collateral pledged to others:
Cash (right to receive return of cash collateral is recorded in investments)	235	319
Total collateral pledged	235	319
Derivative liability at fair value including accrued interest and premium receivable	$ 659	$ 1,670